Average Annual Total Returns - SA JPMorgan Mid-Cap Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	48.54%	20.70%	16.40%	48.31%	20.52%	16.22%	48.19%	20.40%	16.11%	35.59%	18.66%	15.04%